iREIT MarketVector Quality REIT Index ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Real Estate - 99.2%(a)
American Homes 4 Rent - Class A - REIT	2,983	$94,979
American Tower Corp. - REIT	471	86,056
Apple Hospitality REIT, Inc. - REIT	7,073	95,273
AvalonBay Communities, Inc. - REIT	501	91,683
CareTrust REIT, Inc. - REIT	2,165	85,409
CubeSmart - REIT	2,223	89,987
EastGroup Properties, Inc. - REIT	453	91,144
Empire State Realty Trust, Inc. - Class A - REIT	8,059	44,889
EPR Properties - REIT	1,511	84,329
Equinix, Inc. - REIT	89	96,372
Equity Residential - REIT	1,431	93,559
Extra Space Storage, Inc. - REIT	303	43,429
Federal Realty Investment Trust - REIT	804	89,164
Gaming and Leisure Properties, Inc. - REIT	895	43,372
Getty Realty Corp. - REIT	1,291	42,758
Healthpeak Properties, Inc. - REIT	2,509	40,571
Host Hotels & Resorts, Inc. - REIT	4,465	94,345
Industrial Logistics Properties Trust - REIT	6,863	50,992
Innovative Industrial Properties, Inc. - Class A - REIT	1,596	86,583
Invitation Homes, Inc. - REIT	3,413	98,192
Kimco Realty Corp. - REIT	1,849	43,710
Kite Realty Group Trust - REIT	3,302	86,380
NETSTREIT Corp. - REIT	4,223	86,867
NNN REIT, Inc. - REIT	1,908	83,551
Prologis, Inc. - REIT	641	91,035
Public Storage - REIT	143	43,250
Rexford Industrial Realty, Inc. - REIT	2,441	87,608
Ryman Hospitality Properties, Inc. - REIT	900	94,581
SBA Communications Corp. - Class A - REIT	456	100,867
Summit Hotel Properties, Inc. - REIT	10,421	51,792
Terreno Realty Corp. - REIT	1,373	89,520
UMH Properties, Inc. - REIT	2,907	45,204
Urban Edge Properties - REIT	4,161	91,209
VICI Properties, Inc. - REIT	3,029	88,447
TOTAL COMMON STOCKS (Cost $2,488,905)		2,627,107

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	21,010	21,010

TOTAL SHORT-TERM INVESTMENTS (Cost $21,010)		21,010

TOTAL INVESTMENTS - 100.0% (Cost $2,509,915)		$2,648,117
Other Assets in Excess of Liabilities - 0.0%(c)		1,316
TOTAL NET ASSETS - 100.0%		$2,649,433

Percentages are stated as a percent of net assets.

REIT     Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.